Not FDIC Insured May Lose Value No Bank Guarantee
1115-Q1PH

Schedule of Investments
(unaudited)
Franklin New York Tax-Free Income Fund 2
Notes to Schedule of Investments 14

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited), May 31, 2023
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.2%
Software 0.2%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 6,700,000 $ 6,665,167
Total Corporate Bonds (Cost $6,700,000) .......................................
6,665,167
Municipal Bonds 98.6%
California 0.2%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
5,800,000 4,806,538
Florida 1.2%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group, Revenue, 2021
A-1, 3.75%, 12/01/36 ............................................. 18,760,000 15,550,333
Kingdom Development West Palm Beach Portfolio Obligated Group, Revenue, 2021
A-2, 5.5%, 12/01/30 .............................................. 3,020,000 2,711,993
b
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 3,990,000 2,671,636
b
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 15,500,000 12,671,250
33,605,212
Georgia 0.3%
b
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 11,550,000 9,226,775
Illinois 1.2%
Metropolitan Pier & Exposition Authority ,
Revenue, 2020 A, Refunding, 5%, 6/15/50 ............................... 5,160,000 5,187,320
Revenue, 2022 A, Refunding, 4%, 12/15/42 .............................. 6,970,000 6,494,306
Revenue, 2022 A, Refunding, 4%, 6/15/52 ............................... 10,310,000 9,083,704
State of Illinois ,
GO, 2003, 5.1%, 6/01/33 ............................................ 5,000,000 4,948,078
GO, 2019 B, 4%, 11/01/33 ........................................... 1,250,000 1,265,103
GO, 2020 B, 5%, 10/01/29 ........................................... 1,000,000 1,095,110
GO, 2021 A, 5%, 3/01/31 ............................................ 650,000 721,516
GO, 2021 A, 5%, 3/01/32 ............................................ 500,000 552,652
GO, 2021 A, 5%, 3/01/34 ............................................ 2,000,000 2,185,094
GO, 2021 A, 4%, 3/01/39 ............................................ 2,700,000 2,616,281
34,149,164
Kentucky 0.2%
b
Louisville/Jefferson County Metropolitan Government , PSG Vesta Derby Oaks LLC ,
Revenue , 144A, 2022 A , Zero Cpn., 5/01/52 .............................. 7,600,000 5,003,584
New Jersey 0.4%
New Jersey Economic Development Authority , Revenue , 2021 QQQ , 4% , 6/15/50 ...
1,500,000 1,393,051
New Jersey Transportation Trust Fund Authority ,
Revenue, 2020 AA, 5%, 6/15/50 ....................................... 4,750,000 4,953,867
Revenue, 2022 A, 4%, 6/15/41 ........................................ 1,500,000 1,435,087
Revenue, 2022 BB, 4%, 6/15/46 ....................................... 5,000,000 4,700,990
12,482,995
New York 90.6%
Albany Capital Resource Corp. ,
Albany College of Pharmacy and Health Sciences, Revenue, 2022 A, Refunding,
5.25%, 12/01/38 ................................................. 6,505,000 6,696,547
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2021 D, 4%,
11/01/51 ....................................................... 2,000,000 1,755,384
Battery Park City Authority , Revenue, Senior Lien , 2019 A , 5% , 11/01/49 ..........
16,130,000 17,355,491
Brookhaven Local Development Corp. ,
Active Retirement Community, Inc. Obligated Group, Revenue, 2020 A, 4%, 11/01/45 1,500,000 1,213,759

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Brookhaven Local Development Corp., (continued)
Active Retirement Community, Inc. Obligated Group, Revenue, 2020 A, 4%, 11/01/55 $ 8,000,000 $ 6,105,223
Broome County Local Development Corp. ,
Good Shepherd Village at Endwell Obligated Group, Revenue, 2021, Refunding, 4%,
7/01/36 ........................................................ 1,600,000 1,368,774
Good Shepherd Village at Endwell Obligated Group, Revenue, 2021, Refunding, 4%,
7/01/41 ........................................................ 1,530,000 1,205,090
Good Shepherd Village at Endwell Obligated Group, Revenue, 2021, Refunding, 4%,
7/01/47 ........................................................ 1,160,000 846,411
United Health Services Hospitals Obligated Group, Revenue, 2020, Refunding,
AGMC Insured, 3%, 4/01/45 ........................................ 7,045,000 5,443,505
Buffalo & Erie County Industrial Land Development Corp. ,
Catholic Health System Obligated Group, Revenue, 2015, 5.25%, 7/01/35 ....... 1,000,000 878,878
Catholic Health System Obligated Group, Revenue, 2015, 5%, 7/01/40 ......... 1,000,000 839,290
D'Youville College, Revenue, 2020 A, Refunding, 4%, 11/01/50 ................ 2,500,000 2,133,600
Build NYC Resource Corp. ,
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/36 ............ 400,000 371,185
Classical Charter School, Inc., Revenue, 2023 A, 4.5%, 6/15/43 ............... 700,000 661,068
Classical Charter School, Inc., Revenue, 2023 A, 4.75%, 6/15/53 .............. 850,000 795,979
Classical Charter School, Inc., Revenue, 2023 A, 4.75%, 6/15/58 .............. 725,000 665,136
Grand Concourse Acadmey Charter School, Revenue, 2022 A, 5%, 7/01/42 ...... 600,000 606,768
Grand Concourse Acadmey Charter School, Revenue, 2022 A, 5%, 7/01/52 ...... 725,000 719,909
Grand Concourse Acadmey Charter School, Revenue, 2022 A, 5%, 7/01/56 ...... 570,000 556,564
KIPP NYC Public Charter Schools, Revenue, 2022, 5.25%, 7/01/52 ............ 4,000,000 4,079,114
KIPP NYC Public Charter Schools, Revenue, 2022, 5.25%, 7/01/62 ............ 1,500,000 1,516,251
c
Chautauqua County Capital Resource Corp. , NRG Energy, Inc. , Revenue , 2020 ,
Refunding , Mandatory Put , 4.25% , 4/03/28 ............................... 2,000,000 1,964,918
City of Long Beach , GO , 2022 B , BAM Insured , 5.25% , 7/15/42 .................
1,010,000 1,068,294
City of New Rochelle , Iona College , Revenue , 2015 A , Refunding , 5% , 7/01/45 .....
2,675,000 2,695,983
City of New York ,
GO, 2002 D, 5.5%, 6/01/24 .......................................... 145,000 145,330
GO, 2015 C, Refunding, 5%, 8/01/29 ................................... 10,000,000 10,284,862
GO, 2015 C, Refunding, 5%, 8/01/31 ................................... 10,000,000 10,278,309
GO, 2015 C, Refunding, 5%, 8/01/32 ................................... 4,000,000 4,109,359
GO, 2015 C, Refunding, 5%, 8/01/33 ................................... 3,000,000 3,079,566
GO, 2015 C, Refunding, 5%, 8/01/34 ................................... 1,500,000 1,537,333
GO, 2017 B, 5%, 12/01/41 ........................................... 7,000,000 7,324,615
GO, 2018 B-1, 5%, 10/01/38 ......................................... 6,250,000 6,641,681
GO, 2018 E-1, 5%, 3/01/40 .......................................... 7,500,000 7,966,048
GO, 2018 E-1, 5%, 3/01/44 .......................................... 22,500,000 23,746,360
GO, 2018 F-1, 5%, 4/01/40 .......................................... 23,040,000 24,494,905
GO, 2019 D-1, 4%, 12/01/43 ......................................... 10,000,000 9,819,119
GO, 2022 D-1, 5.25%, 5/01/41 ........................................ 1,500,000 1,688,640
GO, 2023 A-1, 4%, 9/01/46 .......................................... 5,000,000 4,853,013
GO, 2023 E-1, 4%, 4/01/45 .......................................... 3,000,000 2,923,711
GO, 2023 E-1, 5.25%, 4/01/47 ........................................ 10,000,000 11,163,726
County of Nassau , GO , 2013 C , Refunding , AGMC Insured , 5% , 4/01/43 ..........
26,665,000 26,672,357
Dutchess County Local Development Corp. ,
Culinary Institute of America (The), Revenue, 2021, Refunding, 5%, 7/01/32 ...... 175,000 185,439
Culinary Institute of America (The), Revenue, 2021, Refunding, 5%, 7/01/33 ...... 185,000 195,455
Culinary Institute of America (The), Revenue, 2021, Refunding, 5%, 7/01/34 ...... 500,000 529,246
Culinary Institute of America (The), Revenue, 2021, Refunding, 4%, 7/01/35 ...... 200,000 191,345
Culinary Institute of America (The), Revenue, 2021, Refunding, 4%, 7/01/36 ...... 200,000 188,441
Culinary Institute of America (The), Revenue, 2021, Refunding, 4%, 7/01/37 ...... 250,000 231,163
Culinary Institute of America (The), Revenue, 2021, Refunding, 4%, 7/01/38 ...... 250,000 227,968
Culinary Institute of America (The), Revenue, 2021, Refunding, 4%, 7/01/39 ...... 100,000 90,413
Culinary Institute of America (The), Revenue, 2021, Refunding, 4%, 7/01/40 ...... 100,000 89,404

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Dutchess County Local Development Corp., (continued)
Nuvance Health Obligated Group, Revenue, 2016 B, 5%, 7/01/31 ............. $ 10,550,000 $ 10,660,905
Nuvance Health Obligated Group, Revenue, 2019 B, Refunding, 4%, 7/01/44 ..... 1,900,000 1,666,478
Nuvance Health Obligated Group, Revenue, 2019 B, Refunding, 4%, 7/01/49 ..... 4,425,000 3,755,555
Vassar College, Revenue, 2017, Refunding, 5%, 7/01/42 .................... 5,000,000 5,220,927
Vassar College, Revenue, 2017, Refunding, 4%, 7/01/46 .................... 5,715,000 5,551,288
Genesee County Funding Corp. (The) , Rochester Regional Health Obligated Group ,
Revenue , 2022 A , Refunding , 5.25% , 12/01/52 ............................ 4,250,000 4,311,564
Hempstead Town Local Development Corp. ,
Hofstra University, Revenue, 2017, Refunding, 5%, 7/01/42 .................. 1,250,000 1,288,071
Hofstra University, Revenue, 2017, Refunding, 5%, 7/01/47 .................. 5,250,000 5,376,472
Hofstra University, Revenue, 2021 A, Refunding, 4%, 7/01/39 ................. 575,000 560,578
Hofstra University, Revenue, 2021 A, Refunding, 4%, 7/01/40 ................. 715,000 691,377
Hofstra University, Revenue, 2021 A, Refunding, 4%, 7/01/41 ................. 625,000 600,171
Hofstra University, Revenue, 2021 A, Refunding, 3%, 7/01/51 ................. 3,000,000 2,130,816
Hudson Yards Infrastructure Corp. ,
Revenue, 2017 A, Refunding, 5%, 2/15/42 ............................... 20,000,000 20,849,068
Revenue, 2017 A, Refunding, 5%, 2/15/45 ............................... 15,000,000 15,584,756
Revenue, 2017 A, Refunding, AGMC Insured, 4%, 2/15/47 ................... 13,680,000 13,395,189
Long Island Power Authority ,
Revenue, 2016 B, Refunding, 5%, 9/01/41 ............................... 15,250,000 15,867,044
Revenue, 2018, 5%, 9/01/39 ......................................... 5,000,000 5,364,814
Revenue, 2019 A, 4%, 9/01/37 ........................................ 19,550,000 19,629,598
Revenue, 2020 A, Refunding, 5%, 9/01/38 ............................... 1,500,000 1,652,005
Revenue, 2021 A, Refunding, 4%, 9/01/41 ............................... 2,030,000 2,007,479
Revenue, 2022 A, Refunding, 5%, 9/01/44 ............................... 3,000,000 3,269,744
Metropolitan Transportation Authority ,
Revenue, 2003 A, AGMC Insured, 5.5%, 11/15/23 ......................... 7,460,000 7,532,867
Revenue, 2013 A, 5%, 11/15/38 ....................................... 7,280,000 7,281,029
Revenue, 2013 D, 5%, 11/15/43 ....................................... 10,000,000 10,005,528
Revenue, 2014 B, 5.25%, 11/15/35 .................................... 4,000,000 4,029,055
Revenue, 2015 C-1, Refunding, 5%, 11/15/35 ............................ 5,000,000 5,096,942
Revenue, 2016 B, Refunding, 5%, 11/15/33 .............................. 6,000,000 6,192,474
Revenue, 2016 B, Refunding, 5%, 11/15/35 .............................. 4,000,000 4,114,015
Revenue, 2016 B, Refunding, 5%, 11/15/37 .............................. 18,500,000 18,883,956
Revenue, 2016 D, Refunding, 5%, 11/15/30 .............................. 10,305,000 10,659,099
Revenue, 2017 A-1, Refunding, 5%, 11/15/51 ............................. 2,505,000 2,514,374
Revenue, 2017 C-1, Refunding, 5%, 11/15/30 ............................ 6,215,000 6,614,567
Revenue, 2017 D, Refunding, 4%, 11/15/42 .............................. 20,000,000 18,821,190
Revenue, 2017 D, Refunding, 4%, 11/15/46 .............................. 5,000,000 4,624,034
Revenue, 2019 C, AGMC Insured, 4%, 11/15/45 ........................... 8,000,000 7,755,476
Revenue, 2020 A-1, 5%, 11/15/48 ..................................... 10,000,000 10,219,346
Revenue, 2020 C-1, 4.75%, 11/15/45 ................................... 2,950,000 2,986,518
Revenue, 2020 C-1, 5%, 11/15/50 ..................................... 3,000,000 3,063,486
Revenue, 2020 D, 4%, 11/15/50 ....................................... 10,000,000 9,065,527
Revenue, 2021 A-2, 4%, 11/15/42 ..................................... 5,000,000 4,705,298
Dedicated Tax Fund, Revenue, 2012 A, Refunding, Zero Cpn., 11/15/32 ......... 10,000,000 6,942,271
Dedicated Tax Fund, Revenue, 2016 B-2, Refunding, 5%, 11/15/39 ............ 4,775,000 4,985,153
Dedicated Tax Fund, Revenue, 2017 A, 5%, 11/15/47 ....................... 30,375,000 31,684,788
Dedicated Tax Fund, Revenue, 2017 B-1, Refunding, 5%, 11/15/35 ............ 6,000,000 6,465,469
Dedicated Tax Fund, Revenue, 2017 B-1, Refunding, 5%, 11/15/42 ............ 5,000,000 5,283,621
Dedicated Tax Fund, Revenue, 2017 B-1, Refunding, 5%, 11/15/47 ............ 13,505,000 14,174,679
Monroe County Industrial Development Corp. ,
Rochester Regional Health Obligated Group, Revenue, 2017, 5%, 12/01/46 ...... 17,000,000 16,850,507
Rochester Regional Health Obligated Group, Revenue, 2020 A, Refunding, 5%,
12/01/31 ....................................................... 1,500,000 1,570,100

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Monroe County Industrial Development Corp., (continued)
Rochester Regional Health Obligated Group, Revenue, 2020 A, Refunding, 5%,
12/01/32 ....................................................... $ 4,200,000 $ 4,384,301
Rochester Regional Health Obligated Group, Revenue, 2020 A, Refunding, 5%,
12/01/33 ....................................................... 1,000,000 1,042,035
Rochester Regional Health Obligated Group, Revenue, 2020 A, Refunding, 5%,
12/01/34 ....................................................... 2,510,000 2,606,389
Rochester Regional Health Obligated Group, Revenue, 2020 A, Refunding, 4%,
12/01/35 ....................................................... 1,100,000 1,057,652
Rochester Regional Health Obligated Group, Revenue, 2020 A, Refunding, 4%,
12/01/46 ....................................................... 8,560,000 7,280,979
b
True North Rochester Prep Charter School, Revenue, 144A, 2020 A, 5%, 6/01/50 . 2,360,000 2,313,317
b
True North Rochester Prep Charter School, Revenue, 144A, 2020 A, 5%, 6/01/59 . 2,345,000 2,254,705
University of Rochester, Revenue, 2013 A, Pre-Refunded, 5%, 7/01/38 .......... 6,350,000 6,357,820
University of Rochester, Revenue, 2013 B, Pre-Refunded, 5%, 7/01/43 ......... 5,000,000 5,006,158
University of Rochester, Revenue, 2015 A, Refunding, 5%, 7/01/30 ............ 3,275,000 3,389,939
University of Rochester, Revenue, 2015 A, Refunding, 5%, 7/01/32 ............ 2,000,000 2,063,672
University of Rochester, Revenue, 2015 A, Refunding, 5%, 7/01/37 ............ 1,780,000 1,821,189
University of Rochester, Revenue, 2017 C, Refunding, 4%, 7/01/43 ............ 22,895,000 22,190,802
University of Rochester, Revenue, 2017 D, Refunding, 4%, 7/01/43 ............ 21,550,000 20,887,172
Nassau County Local Economic Assistance Corp. ,
Roosevelt Children's Academy Charter School, Revenue, 2023 A, 5%, 7/01/43 .... 1,440,000 1,469,642
Roosevelt Children's Academy Charter School, Revenue, 2023 A, 5%, 7/01/55 .... 2,605,000 2,576,614
New York City Health and Hospitals Corp. ,
Revenue, 2020 A, Refunding, 5%, 2/15/31 ............................... 610,000 699,713
Revenue, 2020 A, Refunding, 5%, 2/15/32 ............................... 635,000 715,762
Revenue, 2020 A, Refunding, 5%, 2/15/33 ............................... 675,000 760,215
Revenue, 2020 A, Refunding, 5%, 2/15/34 ............................... 460,000 517,893
Revenue, 2020 A, Refunding, 5%, 2/15/35 ............................... 495,000 553,586
Revenue, 2020 A, Refunding, 5%, 2/15/36 ............................... 520,000 576,098
Revenue, 2020 A, Refunding, 5%, 2/15/37 ............................... 325,000 355,155
Revenue, 2020 A, Refunding, 5%, 2/15/38 ............................... 345,000 373,620
Revenue, 2020 A, Refunding, 5%, 2/15/39 ............................... 900,000 968,615
Revenue, 2020 A, Refunding, 5%, 2/15/40 ............................... 790,000 844,351
Revenue, 2020 A, Refunding, 3%, 2/15/45 ............................... 1,250,000 982,238
Revenue, 2020 A, Refunding, 4%, 2/15/45 ............................... 1,800,000 1,707,534
Revenue, 2020 A, Refunding, 4%, 2/15/48 ............................... 880,000 833,506
New York City Housing Development Corp. ,
Revenue, 2018 K, 4%, 11/01/48 ....................................... 36,505,000 32,933,201
Revenue, 2019 G-1-B, Refunding, 3%, 11/01/44 ........................... 9,405,000 7,417,838
Revenue, 2019 J, 3%, 11/01/44 ....................................... 4,970,000 3,919,899
Revenue, 2020 C, FNMA Insured, 2.75%, 2/01/51 ......................... 10,000,000 6,690,282
New York City Industrial Development Agency ,
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 3%, 1/01/46 5,000,000 3,841,208
Yankee Stadium LLC, Revenue, 2020 A, Refunding, AGMC Insured, 3%, 3/01/49 .. 10,000,000 7,437,619
New York City Municipal Water Finance Authority ,
Water & Sewer System, Revenue, 2017 AA, 4%, 6/15/46 .................... 24,290,000 23,914,105
Water & Sewer System, Revenue, 2017 DD, 5%, 6/15/47 .................... 33,800,000 35,035,731
Water & Sewer System, Revenue, 2018 BB-1, 5%, 6/15/46 .................. 20,875,000 22,000,048
Water & Sewer System, Revenue, 2018 CC-1, 5%, 6/15/48 .................. 38,475,000 40,406,249
Water & Sewer System, Revenue, 2018 FF, Refunding, 5%, 6/15/40 ............ 15,000,000 16,020,231
Water & Sewer System, Revenue, 2019 DD-1, 5%, 6/15/49 .................. 19,000,000 20,018,335
Water & Sewer System, Revenue, 2020 AA, Refunding, 5%, 6/15/40 ........... 10,000,000 10,866,850
Water & Sewer System, Revenue, 2022 AA-1, 5%, 6/15/48 .................. 8,825,000 9,488,560
Water & Sewer System, Revenue, 2023 AA-1, 5.25%, 6/15/52 ................ 5,000,000 5,560,114
New York City Transitional Finance Authority ,
Building Aid, Revenue, 2018 S-3, 5%, 7/15/43 ............................ 10,000,000 10,615,084

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York City Transitional Finance Authority, (continued)
Building Aid, Revenue, 2019 S-1, 5%, 7/15/43 ............................ $ 5,230,000 $ 5,551,689
Building Aid, Revenue, 2019 S-1, 5%, 7/15/45 ............................ 17,000,000 17,998,342
Building Aid, Revenue, 2019 S-2A, Refunding, 5%, 7/15/34 .................. 4,235,000 4,647,647
Building Aid, Revenue, 2020 S-1, 4%, 7/15/41 ............................ 8,465,000 8,401,525
Building Aid, Revenue, 2020 S-1B, 4%, 7/15/41 ........................... 2,465,000 2,446,516
Future Tax Secured, Revenue, 2015 E-1, 5%, 2/01/34 ...................... 10,000,000 10,250,519
Future Tax Secured, Revenue, 2017 A-1, 5%, 5/01/40 ...................... 13,415,000 13,920,249
Future Tax Secured, Revenue, 2017 C, Refunding, 5%, 11/01/33 .............. 6,500,000 6,995,593
Future Tax Secured, Revenue, 2018 A-3, 5%, 8/01/40 ...................... 3,270,000 3,486,537
Future Tax Secured, Revenue, 2018 B-1, 5%, 8/01/45 ...................... 17,500,000 18,551,003
Future Tax Secured, Revenue, 2018 C-3, 4%, 5/01/42 ...................... 7,410,000 7,332,700
Future Tax Secured, Revenue, 2019 A-1, 5%, 8/01/40 ...................... 4,340,000 4,635,538
Future Tax Secured, Revenue, 2019 A-1, 5%, 8/01/42 ...................... 5,000,000 5,327,076
Future Tax Secured, Revenue, 2020 B-1, 4%, 11/01/41 ..................... 7,205,000 7,159,686
Future Tax Secured, Revenue, 2021 C-1, 4%, 5/01/43 ...................... 5,000,000 4,945,498
Future Tax Secured, Revenue, 2023 D-1, 5%, 11/01/46 ..................... 10,000,000 10,888,718
New York Convention Center Development Corp. , New York City Hotel Unit Fee ,
Revenue, Senior Lien , 2016 A , 5% , 11/15/46 ............................. 5,000,000 5,128,117
New York Liberty Development Corp. ,
Revenue, 2021 A, Refunding, 3%, 11/15/51 .............................. 18,000,000 12,841,022
Goldman Sachs Headquarters LLC, Revenue, 2005, Refunding, 5.25%, 10/01/35 .. 91,360,000 102,399,732
Goldman Sachs Headquarters LLC, Revenue, 2007, 5.5%, 10/01/37 ........... 27,000,000 30,482,379
Port Authority of New York & New Jersey, Revenue, 2021, Refunding, 3%, 2/15/42 . 5,000,000 3,951,298
New York Power Authority , Revenue , 2020 A , Refunding , 4% , 11/15/60 ...........
11,455,000 10,861,206
New York State Dormitory Authority ,
Revenue, 2008 A-1, 5%, 6/01/38 ...................................... 3,970,000 3,975,541
Revenue, 2009 A, AGMC Insured, 5.625%, 10/01/29 ....................... 300,000 300,555
Revenue, 2009 C, AGMC Insured, 5%, 10/01/31 .......................... 45,000 45,059
Revenue, 2009 C, AGMC Insured, 5.125%, 10/01/36 ....................... 60,000 60,090
Revenue, 2010 A, AGMC Insured, 5%, 10/01/24 ........................... 710,000 710,944
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/37 1,705,000 1,283,063
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/38 2,200,000 1,657,016
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/39 1,305,000 958,168
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/40 1,300,000 958,907
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 5%, 7/01/41 2,100,000 1,752,048
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/45 5,835,000 4,121,112
Educational Housing Services, Inc., Revenue, 2005, AMBAC Insured, 5.25%, 7/01/30 5,150,000 5,387,634
Fashion Institute of Technology, Revenue, 2007, NATL Insured, 5.25%, 7/01/26 ... 6,105,000 6,222,178
Fashion Institute of Technology, Revenue, 2007, NATL Insured, 5.25%, 7/01/34 ... 13,220,000 13,874,995
Fordham University, Revenue, 2020, 4%, 7/01/50 .......................... 4,500,000 4,253,269
b
Garnet Health Medical Center Obligated Group, Revenue, 144A, 2015, Refunding,
5%, 12/01/45 ................................................... 1,000,000 937,334
b
Garnet Health Medical Center Obligated Group, Revenue, 144A, 2017, Refunding,
5%, 12/01/32 ................................................... 500,000 503,257
b
Garnet Health Medical Center Obligated Group, Revenue, 144A, 2017, Refunding,
5%, 12/01/33 ................................................... 4,000,000 4,021,963
b
Garnet Health Medical Center Obligated Group, Revenue, 144A, 2017, Refunding,
5%, 12/01/35 ................................................... 1,100,000 1,099,044
b
Garnet Health Medical Center Obligated Group, Revenue, 144A, 2017, Refunding,
5%, 12/01/36 ................................................... 2,100,000 2,073,034
b
Garnet Health Medical Center Obligated Group, Revenue, 144A, 2017, Refunding,
5%, 12/01/37 ................................................... 2,000,000 1,954,342
Iona College, Revenue, 2021 A, 5%, 7/01/46 ............................. 925,000 945,039
Iona College, Revenue, 2021 A, 5%, 7/01/51 ............................. 1,100,000 1,117,328
Iona College, Revenue, 2022, Refunding, 5%, 7/01/31 ...................... 325,000 351,236
Iona College, Revenue, 2022, Refunding, 5%, 7/01/32 ...................... 300,000 325,645

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Dormitory Authority, (continued)
Iona College, Revenue, 2022, Refunding, 5%, 7/01/37 ...................... $ 225,000 $ 236,744
Iona College, Revenue, 2022, Refunding, 5%, 7/01/42 ...................... 275,000 283,916
Memorial Sloan-Kettering Cancer Center, Revenue, 2017-1, Refunding, 4%, 7/01/47 5,000,000 4,741,458
Montefiore Obligated Group, Revenue, 2018 A, Refunding, 5%, 8/01/30 ......... 1,070,000 1,067,940
Montefiore Obligated Group, Revenue, 2018 A, Refunding, 5%, 8/01/31 ......... 525,000 523,925
Montefiore Obligated Group, Revenue, 2020 A, Refunding, 5%, 9/01/30 ......... 1,800,000 1,796,529
Montefiore Obligated Group, Revenue, 2020 A, Refunding, 4%, 9/01/45 ......... 10,900,000 9,042,834
Montefiore Obligated Group, Revenue, 2020 A, Refunding, 4%, 9/01/50 ......... 1,370,000 1,102,680
New School (The), Revenue, 2015 A, 5%, 7/01/40 ......................... 5,120,000 5,192,021
New School (The), Revenue, 2015 A, Pre-Refunded, 5%, 7/01/40 ............. 380,000 393,647
New School (The), Revenue, 2015 A, 5%, 7/01/45 ......................... 8,725,000 8,808,952
New School (The), Revenue, 2015 A, Pre-Refunded, 5%, 7/01/45 ............. 660,000 683,702
New School (The), Revenue, 2022 A, Refunding, 4%, 7/01/47 ................ 4,000,000 3,583,537
New York University, Revenue, 2017 A, Refunding, 5%, 7/01/38 ............... 5,000,000 5,343,726
New York University, Revenue, 2017 A, Refunding, 5%, 7/01/40 ............... 6,745,000 7,191,370
New York University, Revenue, 2017 A, Refunding, 5%, 7/01/43 ............... 3,000,000 3,188,391
New York University, Revenue, 2018 A, 5%, 7/01/48 ........................ 5,000,000 5,288,716
New York University, Revenue, 2019 A, 4%, 7/01/45 ........................ 3,415,000 3,289,413
New York University, Revenue, 2019 A, 5%, 7/01/49 ........................ 50,000,000 53,173,830
Northwell Health Obligated Group, Revenue, 2015 A, Refunding, 5%, 5/01/36 .... 11,000,000 11,279,605
Northwell Health Obligated Group, Revenue, 2022 A, Refunding, 5%, 5/01/52 .... 13,490,000 14,135,726
NYU Langone Hospitals Obligated Group, Revenue, 2014, Refunding, 5%, 7/01/27 2,025,000 2,061,974
NYU Langone Hospitals Obligated Group, Revenue, 2014, Refunding, 5%, 7/01/30 1,000,000 1,020,209
NYU Langone Hospitals Obligated Group, Revenue, 2014, Refunding, 5%, 7/01/32 1,000,000 1,020,077
NYU Langone Hospitals Obligated Group, Revenue, 2014, Refunding, 5%, 7/01/34 7,250,000 7,394,280
NYU Langone Hospitals Obligated Group, Revenue, 2020 A, 3%, 7/01/48 ....... 4,000,000 2,887,854
NYU Langone Hospitals Obligated Group, Revenue, 2020 A, 4%, 7/01/50 ....... 20,420,000 18,722,849
NYU Langone Hospitals Obligated Group, Revenue, 2020 A, 4%, 7/01/53 ....... 25,280,000 22,825,807
Rochester Institute of Technology, Revenue, 2019 A, 5%, 7/01/49 .............. 3,500,000 3,677,572
Rochester Institute of Technology, Revenue, 2022 A, 5%, 7/01/41 .............. 1,000,000 1,094,730
Rochester Institute of Technology, Revenue, 2022 A, 5%, 7/01/42 .............. 1,000,000 1,090,639
Rockefeller University (The), Revenue, 2020 A, Refunding, 5%, 7/01/53 ......... 16,500,000 17,509,387
St. John's University, Revenue, 2015 A, Refunding, 5%, 7/01/29 ............... 1,375,000 1,415,969
St. John's University, Revenue, 2015 A, Refunding, 5%, 7/01/30 ............... 1,675,000 1,725,572
St. John's University, Revenue, 2015 A, Refunding, 5%, 7/01/31 ............... 3,700,000 3,811,939
St. John's University, Revenue, 2015 A, Refunding, 5%, 7/01/34 ............... 2,000,000 2,058,405
St. John's University, Revenue, 2021 A, Refunding, 4%, 7/01/48 ............... 6,250,000 5,880,716
St. Joseph's College, Revenue, 2021, 4%, 7/01/40 ......................... 225,000 201,640
St. Joseph's College, Revenue, 2021, 5%, 7/01/51 ......................... 725,000 723,638
State of New York Personal Income Tax, Revenue, 2016 A, 5%, 2/15/42 ......... 1,950,000 2,012,707
State of New York Personal Income Tax, Revenue, 2016 A, 5%, 2/15/43 ......... 8,450,000 8,711,457
State of New York Personal Income Tax, Revenue, 2017 A, 5%, 2/15/37 ......... 5,000,000 5,295,766
State of New York Personal Income Tax, Revenue, 2017 A, Refunding, 5%, 2/15/38 5,000,000 5,277,807
State of New York Personal Income Tax, Revenue, 2017 A, 5%, 2/15/39 ......... 8,930,000 9,408,062
State of New York Personal Income Tax, Revenue, 2017 A, Pre-Refunded, 5%,
2/15/39 ........................................................ 15,000 16,164
State of New York Personal Income Tax, Revenue, 2017 B, 5%, 2/15/40 ......... 9,415,000 9,983,079
State of New York Personal Income Tax, Revenue, 2017 B, Pre-Refunded, 5%,
2/15/40 ........................................................ 10,000 10,897
State of New York Personal Income Tax, Revenue, 2017 B, Pre-Refunded, 5%,
2/15/41 ........................................................ 15,000 16,346
State of New York Personal Income Tax, Revenue, 2017 B, 5%, 2/15/43 ......... 17,075,000 18,005,391
State of New York Personal Income Tax, Revenue, 2017 B, Pre-Refunded, 5%,
2/15/43 ........................................................ 5,000 5,449
State of New York Personal Income Tax, Revenue, 2017 B, 4%, 2/15/46 ......... 19,995,000 19,600,677

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Dormitory Authority, (continued)
State of New York Personal Income Tax, Revenue, 2017 B, Pre-Refunded, 4%,
2/15/46 ........................................................ $ 5,000 $ 5,251
State of New York Personal Income Tax, Revenue, 2018 A, Refunding, 5%, 3/15/45 10,000,000 10,584,760
State of New York Sales Tax, Revenue, 2016 A, 5%, 3/15/34 ................. 10,000,000 10,563,005
State of New York Sales Tax, Revenue, 2016 A, 5%, 3/15/35 ................. 14,745,000 15,523,322
State of New York Sales Tax, Revenue, 2016 A, 5%, 3/15/36 ................. 41,350,000 43,348,532
State of New York Sales Tax, Revenue, 2017 A, 5%, 3/15/41 ................. 10,000,000 10,513,083
State of New York Sales Tax, Revenue, 2017 A, 5%, 3/15/42 ................. 10,000,000 10,509,137
State of New York Sales Tax, Revenue, 2018 A, 4%, 3/15/46 ................. 25,000,000 24,505,863
State of New York Sales Tax, Revenue, 2018 C, Refunding, 4%, 3/15/44 ........ 5,310,000 5,239,517
State of New York Sales Tax, Revenue, 2018 E, Refunding, 5%, 3/15/37 ........ 15,340,000 16,596,048
State of New York Sales Tax, Revenue, 2018 E, Refunding, 5%, 3/15/45 ........ 6,235,000 6,621,092
State University of New York Dormitory Facilities, Revenue, 2017 A, Refunding, 5%,
7/01/35 ........................................................ 2,000,000 2,154,331
State University of New York Dormitory Facilities, Revenue, 2017 A, Refunding, 5%,
7/01/36 ........................................................ 1,500,000 1,605,304
State University of New York Dormitory Facilities, Revenue, 2017 A, Refunding, 5%,
7/01/37 ........................................................ 2,000,000 2,124,898
State University of New York Dormitory Facilities, Revenue, 2017 A, Refunding, 5%,
7/01/38 ........................................................ 1,000,000 1,059,704
State University of New York Dormitory Facilities, Revenue, 2017 A, 5%, 7/01/42 .. 2,970,000 3,127,618
State University of New York Dormitory Facilities, Revenue, 2017 A, Pre-Refunded,
5%, 7/01/42 .................................................... 780,000 841,534
State University of New York Dormitory Facilities, Revenue, 2017 A, Pre-Refunded,
5%, 7/01/46 .................................................... 4,000,000 4,323,557
State University of New York Dormitory Facilities, Revenue, 2018 A, 5%, 7/01/43 .. 4,300,000 4,542,286
State University of New York Dormitory Facilities, Revenue, 2018 A, 5%, 7/01/48 .. 7,950,000 8,363,956
State University of New York Dormitory Facilities, Revenue, 2018 A, Pre-Refunded,
5%, 7/01/48 .................................................... 5,975,000 6,597,380
State University of New York Dormitory Facilities, Revenue, 2019 A, 3%, 7/01/42 .. 4,165,000 3,391,233
State University of New York Dormitory Facilities, Revenue, 2019 A, 4%, 7/01/43 .. 1,200,000 1,151,832
Teachers College, Revenue, 2022, Refunding, 4%, 7/01/46 .................. 6,175,000 5,831,967
New York State Environmental Facilities Corp. ,
New York City Water & Sewer System, Revenue, 2013 A, 5%, 6/15/31 .......... 5,000,000 5,005,172
State of New York State Revolving Fund, Revenue, 2017 A, Refunding, 5%, 6/15/46 28,360,000 29,877,538
State of New York State Revolving Fund, Revenue, 2017 E, 5%, 6/15/42 ........ 8,355,000 8,864,980
State of New York State Revolving Fund, Revenue, 2017 E, 5%, 6/15/47 ........ 12,345,000 12,989,478
State of New York State Revolving Fund, Revenue, 2018 B, 5%, 6/15/48 ........ 7,500,000 7,997,103
State of New York State Revolving Fund, Revenue, 2022 B, 5.25%, 9/15/52 ...... 5,000,000 5,593,242
New York State Housing Finance Agency , Revenue , 2020 E , 2.45% , 11/01/50 ......
3,000,000 1,866,270
New York State Thruway Authority ,
Revenue, 2019 B, 4%, 1/01/41 ........................................ 12,000,000 11,760,079
Revenue, 2019 B, 3%, 1/01/46 ........................................ 4,200,000 3,195,245
Revenue, 2019 B, 4%, 1/01/50 ........................................ 20,000,000 18,965,242
Revenue, 2019 B, 4%, 1/01/53 ........................................ 15,000,000 14,075,380
Revenue, L, Refunding, 5%, 1/01/35 ................................... 3,000,000 3,250,414
Revenue, N, 4%, 1/01/46 ............................................ 10,000,000 9,695,012
Revenue, Junior Lien, 2016 A, 5%, 1/01/46 .............................. 25,000,000 25,467,913
State of New York Personal Income Tax, Revenue, 2022 A, Refunding, 5%, 3/15/46 4,125,000 4,477,290
State of New York Personal Income Tax, Revenue, 2022 A, Refunding, 5%, 3/15/48 25,000,000 27,041,188
New York State Urban Development Corp. ,
State of New York Personal Income Tax, Revenue, 2017 C, Refunding, 5%, 3/15/42 8,400,000 8,904,080
State of New York Personal Income Tax, Revenue, 2019 A, 5%, 3/15/42 ......... 10,000,000 10,623,641
State of New York Personal Income Tax, Revenue, 2020 A, 5%, 3/15/41 ......... 5,000,000 5,418,662
New York Transportation Development Corp. ,
Delta Air Lines, Inc., Revenue, 2018, 5%, 1/01/32 .......................... 5,500,000 5,676,549

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York Transportation Development Corp., (continued)
Delta Air Lines, Inc., Revenue, 2020, 4%, 10/01/30 ......................... $ 12,400,000 $ 12,344,901
Delta Air Lines, Inc., Revenue, 2020, 5%, 10/01/35 ......................... 6,305,000 6,551,093
Delta Air Lines, Inc., Revenue, 2020, 5%, 10/01/40 ......................... 11,000,000 11,145,362
Delta Air Lines, Inc., Revenue, 2020, 4.375%, 10/01/45 ..................... 26,500,000 25,139,723
Empire State Thruway Partners LLC, Revenue, 2021, 4%, 10/31/41 ............ 2,130,000 1,906,642
Empire State Thruway Partners LLC, Revenue, 2021, 4%, 10/31/46 ............ 6,000,000 5,166,654
Empire State Thruway Partners LLC, Revenue, 2021, 4%, 4/30/53 ............. 19,875,000 16,461,632
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/36 ... 200,000 208,852
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/37 ... 350,000 363,366
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 4%, 12/01/38 ... 300,000 281,819
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 4%, 12/01/39 ... 400,000 374,396
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 4%, 12/01/40 ... 2,555,000 2,367,966
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 4%, 12/01/42 ... 910,000 828,227
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/33 ... 1,200,000 1,317,199
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/34 ... 2,000,000 2,183,479
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/36 ... 2,000,000 2,154,890
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 4%, 12/01/39 ... 4,545,000 4,366,301
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 4%, 12/01/41 ... 10,300,000 9,784,039
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 4%, 12/01/42 ... 9,690,000 9,126,189
JFK International Air Terminal LLC, Revenue, 2022, 5%, 12/01/42 ............. 6,000,000 6,164,639
Oneida County Local Development Corp. , Mohawk Valley Health System Obligated
Group , Revenue , 2021 A , AGMC Insured , 4% , 12/01/51 ..................... 4,000,000 3,510,271
Onondaga Civic Development Corp. ,
Le Moyne College, Revenue, 2021, 4%, 7/01/38 ........................... 200,000 185,620
Le Moyne College, Revenue, 2021, 4%, 7/01/41 ........................... 245,000 220,694
Le Moyne College, Revenue, 2021, 5%, 7/01/46 ........................... 460,000 464,414
Le Moyne College, Revenue, 2021, 5%, 7/01/51 ........................... 820,000 822,006
Le Moyne College, Revenue, 2022, Refunding, 5%, 7/01/32 .................. 725,000 771,836
Le Moyne College, Revenue, 2022, Refunding, 4%, 7/01/34 .................. 315,000 307,806
Le Moyne College, Revenue, 2022, Refunding, 4%, 7/01/36 .................. 350,000 333,083
Le Moyne College, Revenue, 2022, Refunding, 4%, 7/01/39 .................. 475,000 436,440
Le Moyne College, Revenue, 2022, Refunding, 4%, 7/01/42 .................. 530,000 472,531
Onondaga County Trust for Cultural Resources ,
Syracuse University, Revenue, 2019, Refunding, 5%, 12/01/45 ................ 5,000,000 5,405,814
Syracuse University, Revenue, 2019, Refunding, 4%, 12/01/47 ................ 17,000,000 16,494,867
Port Authority of New York & New Jersey ,
Revenue, 194, Refunding, 5%, 10/15/41 ................................. 10,000,000 10,288,012
Revenue, 200, Refunding, 5%, 4/15/57 ................................. 11,040,000 11,420,087
Revenue, 2014, 5%, 9/01/34 ......................................... 2,500,000 2,693,893
Revenue, 205th, Refunding, 5%, 5/15/57 ................................ 13,000,000 13,531,188
Revenue, 211th, Refunding, 5%, 9/01/48 ................................ 36,730,000 39,002,911
Revenue, 214th, 4%, 9/01/38 ......................................... 5,000,000 4,943,915
Revenue, 217th, 4%, 11/01/41 ........................................ 10,000,000 9,962,833
Revenue, 217th, 5%, 11/01/44 ........................................ 5,000,000 5,384,192
Revenue, 221, 4%, 7/15/45 .......................................... 7,610,000 7,245,836
Revenue, 221, 4%, 7/15/50 .......................................... 15,250,000 14,320,537
Revenue, 234, Refunding, 5.5%, 8/01/52 ................................ 4,000,000 4,386,805
Saratoga County Capital Resource Corp. , Skidmore College , Revenue , 2020 A ,
4% , 7/01/50 ...................................................... 2,250,000 2,036,526
Schenectady County Capital Resource Corp. ,
Trustees of Union College, Revenue, 2017, Refunding, 5%, 1/01/40 ............ 2,600,000 2,694,256
Trustees of Union College, Revenue, 2017, Refunding, 5%, 1/01/47 ............ 6,590,000 6,776,948
Trustees of Union College, Revenue, 2022, Refunding, 5.25%, 7/01/52 ......... 700,000 753,565
St. Lawrence County Industrial Development Agency ,
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/34 ............... 465,000 492,619
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/35 ............... 475,000 498,591

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
St. Lawrence County Industrial Development Agency, (continued)
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/36 ............... $ 500,000 $ 520,437
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/37 ............... 525,000 542,514
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/38 ............... 435,000 448,028
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/39 ............... 400,000 410,405
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/40 ............... 475,000 485,454
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/41 ............... 525,000 534,960
St. Lawrence University, Revenue, 2022, Refunding, 5.25%, 7/01/47 ........... 1,820,000 1,968,924
St. Lawrence University, Revenue, 2022, Refunding, 5.25%, 7/01/52 ........... 2,500,000 2,681,557
Suffolk County Water Authority , Revenue , 2018 A , 4% , 6/01/41 .................
25,000,000 25,091,562
Suffolk Tobacco Asset Securitization Corp. ,
Revenue, 2021 A-2, Refunding, 5%, 6/01/32 ............................. 2,245,000 2,442,866
Revenue, 2021 A-2, Refunding, 5%, 6/01/33 ............................. 2,375,000 2,572,192
Revenue, 2021 A-2, Refunding, 5%, 6/01/34 ............................. 2,250,000 2,431,664
Revenue, 2021 A-2, Refunding, 4%, 6/01/35 ............................. 2,345,000 2,351,949
Revenue, 2021 A-2, Refunding, 4%, 6/01/36 ............................. 2,425,000 2,400,694
Revenue, 2021 A-2, Refunding, 4%, 6/01/37 ............................. 1,250,000 1,221,032
Revenue, 2021 A-2, Refunding, 4%, 6/01/38 ............................. 1,000,000 967,299
Revenue, 2021 A-2, Refunding, 4%, 6/01/39 ............................. 1,465,000 1,405,475
Revenue, 2021 A-2, Refunding, 4%, 6/01/40 ............................. 1,415,000 1,345,826
Revenue, 2021 A-2, Refunding, 4%, 6/01/41 ............................. 1,340,000 1,260,995
Revenue, 2021 A-2, Refunding, 4%, 6/01/50 ............................. 4,500,000 3,989,530
Revenue, 2021 B-1, Refunding, 4%, 6/01/50 ............................. 5,000,000 4,849,011
Syracuse Regional Airport Authority ,
Revenue, 2021, Refunding, 4%, 7/01/35 ................................. 735,000 705,851
Revenue, 2021, Refunding, 4%, 7/01/36 ................................. 750,000 710,190
Tompkins County Development Corp. , Kendal at Ithaca, Inc. , Revenue , 2022 A ,
Refunding , 4% , 7/01/42 ............................................. 3,440,000 2,845,555
Triborough Bridge & Tunnel Authority ,
Revenue, 2013 A, Refunding, Zero Cpn., 11/15/31 ......................... 5,000,000 3,651,085
Revenue, 2015 B, 5%, 11/15/45 ....................................... 5,000,000 5,116,294
Revenue, 2017 A, Refunding, 5%, 11/15/38 .............................. 3,000,000 3,167,081
Revenue, 2017 A, Refunding, 5%, 11/15/42 .............................. 5,750,000 6,031,178
Revenue, 2017 A, Refunding, 5%, 11/15/47 .............................. 13,000,000 13,543,877
Revenue, 2017 B, Refunding, 5%, 11/15/36 .............................. 21,080,000 22,375,048
Revenue, 2017 B, Refunding, 5%, 11/15/38 .............................. 8,055,000 8,503,613
Revenue, 2017 C-2, 5%, 11/15/42 ..................................... 18,190,000 19,229,200
Revenue, 2020 A, 5%, 11/15/54 ....................................... 10,000,000 10,606,465
Revenue, 2021 A, 5%, 11/15/51 ....................................... 10,000,000 10,687,731
Metropolitan Transportation Authority Payroll Mobility Tax, Revenue, Senior Lien,
2021 A-1, Refunding, 5%, 5/15/51 .................................... 20,000,000 21,389,528
Metropolitan Transportation Authority Payroll Mobility Tax, Revenue, Senior Lien,
2022 D-1B, Refunding, Zero Cpn., 11/15/36 ............................ 6,250,000 3,602,370
Metropolitan Transportation Authority Payroll Mobility Tax, Revenue, Senior Lien,
2022 D-1B, Refunding, Zero Cpn., 11/15/39 ............................ 1,115,000 543,453
Sales Tax, Revenue, 2023 A, 4%, 5/15/48 ............................... 9,175,000 8,755,084
Troy Capital Resource Corp. ,
Revenue, 2021, Refunding, 4%, 9/01/33 ................................. 100,000 100,898
Revenue, 2021, Refunding, 4%, 9/01/34 ................................. 160,000 160,577
Revenue, 2021, Refunding, 4%, 9/01/35 ................................. 180,000 178,991
Revenue, 2021, Refunding, 4%, 9/01/36 ................................. 280,000 274,825
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/35 ...... 4,500,000 4,878,173
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/37 ...... 5,000,000 5,343,990
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/38 ...... 2,500,000 2,664,013
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 4%, 9/01/40 ...... 1,500,000 1,372,479

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Trust for Cultural Resources of The City of New York (The) ,
Lincoln Center for the Performing Arts, Inc., Revenue, 2020 A, Refunding, 4%,
12/01/34 ....................................................... $ 1,000,000 $ 1,026,231
Lincoln Center for the Performing Arts, Inc., Revenue, 2020 A, Refunding, 4%,
12/01/35 ....................................................... 1,250,000 1,270,718
Utility Debt Securitization Authority ,
Revenue, 2016 A, Refunding, 5%, 12/15/34 .............................. 21,750,000 22,991,373
Revenue, 2017, 5%, 12/15/39 ........................................ 5,750,000 6,199,807
Revenue, 2017, 5%, 12/15/40 ........................................ 10,000,000 10,761,156
Revenue, 2017, 5%, 12/15/41 ........................................ 8,500,000 9,126,812
Westchester County Local Development Corp. ,
Kendal on Hudson Obligated Group, Revenue, 2022 B, Refunding, 4.25%, 1/01/45 2,925,000 2,462,985
Kendal on Hudson Obligated Group, Revenue, 2022 B, Refunding, 5%, 1/01/51 ... 2,500,000 2,336,936
Western Nassau County Water Authority ,
Revenue, 2015 A, Pre-Refunded, 5%, 4/01/40 ............................ 1,400,000 1,443,411
Revenue, 2015 A, Pre-Refunded, 5%, 4/01/45 ............................ 2,250,000 2,319,767
Yonkers Industrial Development Agency , Revenue , 2022 , 5.25% , 5/01/51 .........
1,600,000 1,749,637
2,597,433,244
South Carolina 0.9%
South Carolina Jobs-Economic Development Authority ,
b
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 6,900,000 5,502,240
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 6,900,000 5,485,624
b
Columbia Portfolio Obligated Group, Revenue, 144A, 2022 A-2, Zero Cpn., 6/01/52 16,250,000 10,250,700
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 6,000,000 4,560,634
25,799,198
Texas 0.6%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 4,390,000 4,490,001
b
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 9,000,000 6,556,493
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 10,000,000 7,419,966
18,466,460
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 6,900,000 5,501,883
Wisconsin 0.8%
b
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 6,500,000 5,123,721
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/23 .... 17,500,000 17,475,223
Pine Forest 2022 Obligated Group, Revenue, 144A, 2022 A, 6.5%, 12/01/52 ..... 1,500,000 1,474,879
24,073,823
U.S. Territories 2.0%
Guam 0.2%
d
Antonio B Won Pat International Airport Authority ,
Revenue, 2023 A, Refunding, 5%, 10/01/28 .............................. 540,000 545,515
Revenue, 2023 A, Refunding, 5.25%, 10/01/29 ............................ 700,000 717,251
Revenue, 2023 A, Refunding, 5.25%, 10/01/31 ............................ 775,000 791,933
Revenue, 2023 A, Refunding, 5.375%, 10/01/33 ........................... 525,000 537,983
Revenue, 2023 A, Refunding, 5.25%, 10/01/36 ............................ 685,000 680,253
Revenue, 2023 A, Refunding, 5.375%, 10/01/40 ........................... 525,000 515,172

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

See Abbreviations on page 15.
c
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Guam (continued)
d
Antonio B Won Pat International Airport Authority, (continued)
Revenue, 2023 A, Refunding, 5.375%, 10/01/43 ........................... $ 1,250,000 $ 1,227,929
5,016,036
Puerto Rico 1.8%
HTA TRRB Custodial Trust ,
Revenue, 2007 N, 5.25%, 7/01/34 ..................................... 145,000 146,136
Revenue, 2007 N, 5.25%, 7/01/36 ..................................... 200,000 201,756
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 1,050,000 1,037,758
Puerto Rico Highway & Transportation Authority ,
Revenue, 2022 A, 5%, 7/01/62 ........................................ 94,516 90,853
Revenue, 2022 B, Zero Cpn., 7/01/32 ................................... 61,423 39,129
Revenue, 2022 C, Zero Cpn., 7/01/53 .................................. 105,069 64,092
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax, Revenue, A-1, 4.75%, 7/01/53 ................................ 22,313,000 20,689,943
Sales Tax, Revenue, A-1, 5%, 7/01/58 .................................. 26,245,000 25,141,335
Sales Tax, Revenue, A-1, Zero Cpn., 7/01/51 ............................. 20,000,000 3,983,030
51,394,032
Total U.S. Territories .................................................................... 56,410,068
Total Municipal Bonds (Cost $2,941,036,862) ...................................
2,826,958,944
Total Long Term Investments (Cost $2,947,736,862) .............................
2,833,624,111
a
a a a a
Short Term Investments 0.2%
Municipal Bonds 0.2%
New York 0.2%
e
City of New York , GO , 2015 F-6 , SPA JPMorgan Chase Bank NA , Daily VRDN and Put ,
4.1% , 6/01/44 .................................................... 300,000 300,000
e
Nassau County Industrial Development Agency , Cold Spring Harbor Laboratory ,
Revenue , 1999 , Refunding , SPA TD Bank NA , Daily VRDN and Put , 3.85% , 1/01/34 300,000 300,000
e
New York City , Water & Sewer System , Revenue , 2007 CC-2 , SPA State Street Bank &
Trust Co. , Daily VRDN and Put , 3.75% , 6/15/38 ........................... 3,000,000 3,000,000
e
New York City Municipal Water Finance Authority , Water & Sewer System , Revenue ,
2014 AA-1 , SPA JPMorgan Chase Bank NA , Daily VRDN and Put , 4.1% , 6/15/50 .. 3,500,000 3,500,000
7,100,000
Total Municipal Bonds (Cost $7,100,000) .......................................
7,100,000
Total Short Term Investments (Cost $7,100,000 ) .................................
7,100,000
a
Total Investments (Cost $2,954,836,862) 99.0% ..................................
$2,840,724,111
Other Assets, less Liabilities 1.0% .............................................
26,844,586
Net Assets 100.0% ...........................................................
$2,867,568,697

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a
Fair valued using significant unobservable inputs. See Note 3 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2023, the aggregate value of these securities was $108,595,980, representing 3.8% of net assets.
c
The maturity date shown represents the mandatory put date.
d
Security purchased on a when-issued basis.
e
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin New York Tax-Free Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Franklin New York Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946)
and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

Franklin New York Tax-Free Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
A summary of inputs used as of May 31, 2023, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin New York Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ $ — $ — $ 6,665,167 $ 6,665,167
Municipal Bonds ......................... — 2,826,958,944 — 2,826,958,944
Short Term Investments ................... — 7,100,000 — 7,100,000
Total Investments in Securities ........... $— $2,834,058,944 $6,665,167 $2,840,724,111
Selected Portfolio
AGMC Assured Guaranty Municipal Corp.
AMBAC American Municipal Bond Assurance Corp.
BAM Build America Mutual Assurance Co.
FNMA Federal National Mortgage Association
GO General Obligation
NATL National Reinsurance Corp.
SPA Standby Purchase Agreement
3. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.